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             PILGRIM INTERNATIONAL EQUITY AND PRECIOUS METALS FUNDS

                        Supplement dated October 5, 2001
  to the Classes A, B, C, and M International Equity and Precious Metals Funds
                         Prospectus dated March 1, 2001.

AMENDMENT TO CDSC WAIVERS

Effective October 8, 2001, the following replaces the section entitled "CDSC Waivers" on page 46 of the prospectus:

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

     * redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

     * for Class B and C Shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

     * mandatory distributions from a tax-deferred retirement plan or an IRA. However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.